Significant Accounting Policies (Tables)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of basic and diluted loss per common shares

	For the	For the
	three months	six months
	ended	ended,
	June 30,	June 30,
	2021	2021
Numerator Earnings allocable to Class A common stock
Interest income on Trust account	$1,187	$11,592
Class A common stock net earnings	$1,187	$11,592
Denominator: Weighted average Class A shares
Class A Common stock, basic and diluted	7,841,024	8,315,869
Earnings/basic and diluted per share Class A common stock	$0.00	$0.00
Numerator: Net income (loss) minus Earnings allocable to Class A common stock
Net income (loss)	$286,223	$(9,149,309)
Less : Earnings allocable to Class A common stock	(1,187)	(11,592)
Class B net income (loss)	$285,036	$(9,160,901)
Denominator: weighted average Class B common stock
Class B common stock, basic and diluted	4,984,843	4,539,131
Income/Basic and diluted per share Class B common stock	$0.06	$(2.02)

For the period
From
July 1,
2020
(Inception)
through
December 31,
2020
Numerator Earnings allocable to Class A common stock subject to possible redemption
Interest income on Trust account	$16,161
Class A common stock subject to possible redemption net earnings	$16,161
Denominator: Weighted average Class A shares subject to possible redemption
Class A Common stock subject to possible redemption, basic and diluted	6,338,515
Earnings/basic and diluted per share Class A common stock subject to possible redemption	$0.00
Numerator: Net income minus Earnings allocable to Class A common stock subject to possible redemption
Net income (loss)	$1,419,645
Less: Earnings allocable to Class A common stock subject to possible redemption	16,161
Non-redeemable ordinary shares net income	$1,403,484
Denominator: weighted average Non-redeemable ordinary shares
Non-redeemable ordinary shares, basic and diluted	2,500,000
Income/Basic and diluted per share Non-redeemable ordinary shares	$0.56